PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 IDR (Rp)
Cash generating units
Derecognized assets	Rp 171,491	Rp 163,205	$ 11,015	Rp 159,123
Gross or Cost
Cash generating units
Derecognized assets	361,300	338,688		Rp 318,912
Others CGUs
Cash generating units
Impairment loss	Rp 0	Rp 0